Subsequent events (Details Narrative) - OnKai Inc [Member] - USD ($) $ in Millions		1 Months Ended
	Jan. 05, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Additional investment on convertible safe notes		$ 1.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Investment amount	$ 2.5
Additional investment on convertible safe notes	$ 1.5